INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2014	2015	2016
	(EUR in millions)

Income / (loss) before income tax domestic	(2,672)	(3,191)	(345)
Income / (loss) before income tax foreign	67	(27)	87
	(2,605)	(3,218)	(258)

The significant components of the income tax/(expense) for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	(EUR in millions)
Income tax (expense) / credit:
Current tax expense domestic	11	(62)	(16)
Current tax expense foreign	(9)	(11)	(7)
Deferred tax (expense)/benefit domestic	(62)	34	46
Deferred tax (expense)/benefit foreign	(1)	-	(1)
Total income tax (expense) / credit	(61)	(39)	22

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2014	2015	2016
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2014: 26%, 2015: 29%)	(677)	(933)	(74)
Adjustments relating to income taxes from prior years	-	(9)	(285)
Effect of tax exempt income	(165)	(168)	(89)
Effect of different tax rates in other countries	(14)	6	(11)
Non deductible expenses	37	133	23
Effect of change in income tax rate	-	(697)	-
Valuation allowance for deferred tax assets	918	1,080	416
Non-offsettable income taxes with current year income taxes	2	18	(2)
Effect from offsetting of prior year carry forward tax losses	-	598	-
Income tax audit settlement	-	27	-
Other	(40)	(16)	-
Income tax expense / (benefit)	61	39	(22)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2015	2016

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	2,956	3,094
Mark to market valuation of securities and derivatives	519	511
Pension and other post retirement benefits	104	107
Insurance reserves	55	74
Revaluation of land and buildings	163	162
Intangibles recognized upon acquisition and other assets	1	1
Tax loss carried forward	794	1,690
Other	317	267
PSI tax losses	2,385	2,294
Gross deferred tax assets	7,294	8,200
Deferred tax assets / liabilities for netting	(43)	(32)
Net deferred tax assets	7,251	8,168
Valuation allowance for deferred tax assets	(7,057)	(7,980)
Net deferred tax assets after valuation allowance	194	188

Deferred Tax Liabilities:
Allowance for loan losses	(10)	(7)
Mark to market valuation of securities and derivatives	(10)	(1)
Insurance reserves	-	(1)
Revaluation of land and buildings	(6)	(6)
Intangibles recognized upon acquisition and other assets	(13)	(10)
Tax free reserves	(18)	(18)
Other	(8)	(6)
Gross deferred tax liabilities	(65)	(49)
Deferred tax liabilities / assets for netting	43	32
Net deferred tax liabilities	(22)	(17)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2015	2016

	(EUR in millions)
Opening balance	5,977	7,057
Charge for the period from continuing operations	1,080	416
Charge for the period from discontinued operations	-	507
Closing balance	7,057	7,980

(EUR in
Year	millions)
2017	430
2018	156
2019	2,151
2020	1,009
2021	2,133
Total	5,879

Reconciliation of the Change in Unrecognized Tax Benefits
	2014	2015	2016

	(EUR in millions)
Balance, at beginning of year	3	3	3
Reductions related to positions taken during prior years	-	9	-
Settlements	-	(9)	-
Balance, at end of year	3	3	3

Company	Open tax years
National Bank of Greece S.A.	2011-2016
NBG London Branch (United Kingdom)	2015-2016
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014-2016
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2010-2016
Banca Romaneasca S.A. (Romania)	2011-2016
National Securities S.A. (Greece)	2009-2016
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2016
Ethniki Leasing S.A. (Greece)	2010-2016
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2016